Basis of Presentation (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 16, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 14, 2021	Jan. 01, 2019
Basis of Presentation (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Accumulated deficit		$ 103,800,000	$ 98,200,000
Revenues and Gains, Reporting Currency Denominated, Value		1,200,000
loss from opration		5,500,000
Inventory valuation allowance		27,000	18,000	$ 236,000
Cards Plus		22,000	88,000
Deferred revenue contract liability		439,000	150,000
Deferred revenue contract liability		439,000	150,000	137,000
Revenue			2,100,000
Loss from operations			9,000,000.0
Deferred revenue payments received in advance			$ 87,000	88,000
Revenue recognition, description			The majority of the $150,000 of deferred revenue contract liability as of December 31, 2020 will be earned in the first quarter of fiscal year 2021
Accounts payable and accrued expense		$ 1,160,478	$ 891,790	5,000
Card inventory				18,000
Cash, FDIC insured amount			250,000
Excess of the insured amounts by the FDIC			3,231,000
Operating lease right-of-use assets						$ 514,000
Software developed			400,000	3,100,000
Good will mpairment loss of long-lived assets			1,000,000.0
Goodwill impairment loss				$ 1,517,000
Impairment of intangible assets			$ 300,000
Impairment of long-lived assets, description				the Company impaired intangible assets related to developed software of approximately $155,000 as the assets were no longer being utilized for commercial purposes.
Forecast [Member]
Basis of Presentation (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Minimum [Member]
Basis of Presentation (Details) [Line Items]
Property and equipment, estimated useful life			3 years
Finite-lived intangible assets estimated useful lives			5 years
Maximum [Member]
Basis of Presentation (Details) [Line Items]
Property and equipment, estimated useful life			5 years
Finite-lived intangible assets estimated useful lives			10 years
Notes Payable [Member]
Basis of Presentation (Details) [Line Items]
Fair value of notes payable			$ 493,000
Convertible notes payable			6,355,000
Carrying value 5,801,000			5,801,000
Warrant [Member] | Securities Purchase Agreements [Member]
Basis of Presentation (Details) [Line Items]
Warrant exercise price (in Dollars per share)	$ 11.03
Number of common stock purchased	$ 1,800,000
Aggregate offering price	$ 20,000,000
North America [Member]
Basis of Presentation (Details) [Line Items]
Revenues from operations			600,000	$ 600,000
South America [Member]
Basis of Presentation (Details) [Line Items]
Revenues from operations			300,000	500,000
South Africa [Member]
Basis of Presentation (Details) [Line Items]
Revenues from operations			$ 1,200,000	$ 1,500,000
South Africa [Member] | 2020 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			55.00%
South Africa [Member] | 2019 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			57.00%
Peruvian [Member]
Basis of Presentation (Details) [Line Items]
Cash held by acquiry			$ 11,000
Colombian [Member]
Basis of Presentation (Details) [Line Items]
Cash held by acquiry			$ 70,000
Colombian [Member] | 2020 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			16.00%
Colombian [Member] | 2019 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			18.00%
African [Member]
Basis of Presentation (Details) [Line Items]
Cash held by acquiry			$ 189,000
British Banks [Member]
Basis of Presentation (Details) [Line Items]
Cash held by acquiry			$ 9,000
United States [Member] | 2020 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			27.00%
United States [Member] | 2019 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			25.00%
Zimbabwe [Member] | 2019 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			5.00%
Two Customers [Member] | Colombian [Member] | 2020 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			87.00%
Customers [Member] | South Africa [Member] | 2020 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			90.00%
Customers [Member] | South Africa [Member] | 2019 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			70.00%
Customers [Member] | Colombian [Member] | 2020 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			1.00%
Customers [Member] | Colombian [Member] | 2019 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			26.00%
Customers [Member] | United States [Member] | 2020 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			9.00%
Customers [Member] | United States [Member] | 2019 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			4.00%
Four Customers [Member] | Colombian [Member] | 2019 Revenues and accounts receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk			89.00%